Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Financial Instruments
Schedule of estimated fair value and carrying value of assets and liabilities

		As of		As of
		June 30, 2021		December 31, 2020
		Carrying	Fair	Carrying	Fair
		amount	value	Amount	Value
		Asset	Asset	Asset	Asset
(in thousands of U.S. dollars)	Level	(Liability)	(Liability)	(Liability)	(Liability)
Recurring:
Cash and cash equivalents	1	$23,838	23,838	31,770	$31,770
Restricted cash	1	19,336	19,336	19,295	19,295
Derivative instruments	2	(19,209)	(19,209)	(26,475)	(26,475)
Other:
Amounts due from affiliate	2	3,877	3,877	3,639	3,639
Advances (shareholder loans) to joint ventures	2	4,285	4,401	4,153	4,305
Current amounts due to owners and affiliates	2	(3,860)	(3,860)	(2,600)	(2,600)
Lampung facility	2	(86,002)	(89,022)	(94,960)	(99,295)
$385 million facility	2	(307,293)	(309,130)	(319,629)	(323,342)
Revolving credit facility due to owners & affiliates	2	$(24,423)	(22,995)	(18,465)	$(16,987)

Summary of Financing receivables and net investment in financing lease

				As of
Class		Credit Quality		June 30,	December 31,
(in thousands of U.S. dollars)	Year	Indicator	Grade	2021	2020
Advances/shareholder loans to joint ventures	2006	Collection Experience	Performing	$4,285	$4,153
Net investment in financing lease	2014	Credit Information	Performing	$271,828	$274,257